Loss on Impairments and Write-off of Inventory and Other	12 Months Ended
Jan. 31, 2021
17. Loss on Impairments and Write-off of Inventory and Other
(a)

On September 19, 2019, the Company entered into a loan agreement with principal amount of €150,000, term of six months and interest rate of 18% per annum. On January 31, 2020, the Company impaired the loan receivable and accrued interest. A loss on impairment of $176,450 has been included in the consolidated statements of comprehensive loss for the year ended January 31, 2020.

(b)

In February 2020, the Company terminated the acquisition of IAMHEALTH CBD UG (“IAH”). The Company impaired an advance made to IAH and recorded a loss on impairment of $36,635 in its consolidated statements of comprehensive loss.

(c)

In May 2019, the Company advanced $1,441,600 to SolMic GmbH (“Solmic GmbH”), a Dusseldorf, Germany based developer and manufacturer of nutraceuticals, cosmeceuticals, and pharmaceuticals for its initial production order for micellized cannabinoid solution. Solmic GmbH entered into insolvency proceedings and has been restructured. The Company recorded a write-off of $1,441,600 in its consolidated statements of comprehensive loss as at January 31, 2020.